13. FINANCIAL INSTRUMENTS (Details 13) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets		R$ 7,665,876	R$ 9,090,044
Liabilities		R$ 32,712,311	R$ 33,348,568
Interest rate risk [member] | TJLP [Member]
Disclosure of detailed information about financial instruments [line items]
Interest		5.57%
Liabilities		R$ (870,637)
Interest rate risk [member] | TJLP [Member] | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	[1]	(2,481)
Interest rate risk [member] | TJLP [Member] | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(12,124)
Interest rate risk [member] | TJLP [Member] | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		R$ (24,248)
Interest rate risk [member] | LIBOR
Disclosure of detailed information about financial instruments [line items]
Interest		1.91%
Liabilities		R$ (4,275,363)
Interest rate risk [member] | LIBOR | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	[1]	(57,620)
Interest rate risk [member] | LIBOR | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(20,438)
Interest rate risk [member] | LIBOR | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		R$ (40,876)
Interest rate risk [member] | CDI [Member]
Disclosure of detailed information about financial instruments [line items]
Interest		4.40%
Assets		R$ 462,831
Liabilities		(10,148,220)
Interest rate risk [member] | CDI [Member] | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	[1]	(28,594)
Interest rate risk [member] | CDI [Member] | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(106,539)
Interest rate risk [member] | CDI [Member] | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		R$ (213,078)

[1]	The sensitivity analysis is based on the assumption of maintaining as probable scenario the market rates at December 31, 2019 recorded in the Company's assets and liabilities.